UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Tax-Advantaged Dividend Income Fund

9.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Tax-Advantaged Dividend Income Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 76.07%		$982,711,405

(Cost $875,093,086)

Diversified Banks 4.26%		55,064,618

Comerica, Inc.	296,000	16,848,320
U.S. Bancorp.	480,900	15,975,498
Wachovia Corp.	230,000	12,834,000
Wells Fargo & Co.	260,000	9,406,800

Diversified Metals & Mining 0.53%		6,776,000

Phelps Dodge Corp.	80,000	6,776,000

Electric Utilities 8.04%		103,858,152

American Electric Power Co., Inc.	355,500	12,929,535
FPL Group, Inc.	135,000	6,075,000
Great Plains Energy, Inc.	67,000	2,078,340
Hawaiian Electric Industries, Inc.	75,000	2,029,500
Pinnacle West Capital Corp.	230,000	10,361,500
Progress Energy, Inc.	569,600	25,848,448
Scottish Power Plc, American Depositary
Receipt (United Kingdom)	496,031	24,087,265
Southern Co. (The)	593,400	20,448,564

Gas Utilities 8.38%		108,279,859

Atmos Energy Corp.	756,200	21,589,510
National Fuel Gas Co.	456,000	16,575,600
Northwest Natural Gas Co.	325,000	12,766,000
ONEOK, Inc.	821,100	31,029,369
Peoples Energy Corp.	585,200	23,788,380
Piedmont Natural Gas Co., Inc.	100,000	2,531,000

Independent Power Producers & Energy Trade 1.18%		15,258,940

Black Hills Corp.	454,000	15,258,940

Integrated Oil & Gas 1.40%		18,095,940

Chevron Corp.	279,000	18,095,940

Integrated Telecommunication Services 3.05%		39,463,089

AT&T, Inc.	670,000	21,815,200
Verizon Communications, Inc.	475,300	17,647,889

Multi-Utilities 29.55%		381,787,872

Ameren Corp.	561,100	29,620,469
CH Energy Group, Inc.	373,600	19,229,192
Consolidated Edison, Inc.	525,100	24,259,620
Dominion Resources, Inc.	385,000	29,448,650
DTE Energy Co.	609,914	25,317,530

John Hancock Tax-Advantaged Dividend Income Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Duke Energy Corp.		1,099,846	33,215,349
Energy East Corp.		573,000	13,591,560
KeySpan Corp.		811,747	33,395,272
NiSource, Inc.		642,700	13,972,298
NSTAR		1,086,000	36,228,960
OGE Energy Corp.		884,800	31,950,128
PNM Resources, Inc.		185,000	5,100,450
Public Service Enterprise Group, Inc.		375,600	22,982,964
SCANA Corp.		257,500	10,369,525
TECO Energy, Inc.		40,000	626,000
Vectren Corp.		689,900	18,523,815
WPS Resources Corp.		343,000	17,023,090
Xcel Energy, Inc.		820,000	16,933,000

Oil & Gas Storage & Transportation 1.34%			17,258,310

Kinder Morgan, Inc.		164,600	17,258,310

Other Diversified Financial Services 4.67%			60,312,838

Bank of America Corp.		730,000	39,106,100
Citigroup, Inc.		187,000	9,288,290
JPMorgan Chase & Co.		253,800	11,918,448

Regional Banks 12.12%			156,587,464

AmSouth Bancorp.		775,000	22,506,000
BB&T Corp.		495,000	21,671,100
F.N.B. Corp.		166,900	2,780,554
First Horizon National Corp.		215,000	8,172,150
FirstMerit Corp.		365,000	8,457,050
KeyCorp		619,000	23,175,360
National City Corp.		505,000	18,483,000
PNC Financial Services Group, Inc.		305,000	22,094,200
Regions Financial Corp.		795,000	29,248,050

Thrifts & Mortgage Finance 0.92%			11,867,310

Washington Mutual, Inc.		273,000	11,867,310

Wireless Telecommunication Services 0.63%			8,101,013

Vodafone Group Plc, ADR (United Kingdom)		354,375	8,101,013

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 21.72%			$280,587,021

(Cost $285,792,569)

Broadcasting & Cable TV 0.24%			3,083,595

Comcast Corp., 7.00%	BBB+	120,500	3,083,595

Consumer Finance 0.42%			5,454,253

HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	150,000	3,870,000
HSBC USA, Inc., $2.8575 (G)	A1	3,800	183,469

John Hancock Tax-Advantaged Dividend Income Fund Securities owned by the Fund on September 30, 2006 (unaudited)

SLM Corp., 6.97%, Ser A	BBB+	26,400	1,400,784

Diversified Banks 2.14%			27,585,744

Abbey National Plc, 7.375%, Depositary
Shares, Ser B (United Kingdom)	A	93,100	2,442,944
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	920,000	22,043,200
Wells Fargo Capital Trust IV, 7.00%	A+	123,000	3,099,600

Electric Utilities 6.96%			89,875,859

Alabama Power Co., 5.30% (Class A)	BBB+	213,000	5,298,375
Carolina Power & Light Co., $5.44	BB+	111,493	10,759,075
Connecticut Light & Power Co., $3.24,
Ser 68G	BB+	20,686	1,063,391
Duquesne Light Co., 6.50%	BB+	227,000	11,182,020
Entergy Arkansas, Inc., $6.08	BA1	11,372	1,140,399
Entergy Arkansas, Inc., 4.56%	BB+	9,388	783,018
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	834,224
Entergy Arkansas, Inc., 6.45%	BB+	110,000	2,784,375
Entergy Gulf States, Inc., $7.56	BB+	28,422	2,849,306
Entergy Mississippi, Inc., 4.92%	BA2	8,190	751,432
Entergy Mississippi, Inc., 6.25%	BB+	197,500	4,881,963
FPC Capital I, 7.10%, Ser A	BB+	48,600	1,226,178
FPL Group Capital Trust I, 5.875%	BBB+	318,200	7,398,150
Interstate Power & Light Co., 7.10%, Ser C	BBB-	20,600	532,382
Interstate Power & Light Co., 8.375%, Ser B	Baa3	233,000	7,223,000
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,640,640
PPL Energy Supply, LLC, 7.00%	BBB	297,512	7,586,556
Southern California Edison Co., 6.00%,
Series C	BBB-	30,000	3,042,510
Southern California Edison Co., 6.125%	BBB-	50,000	4,985,940
Virginia Power Capital Trust, 7.375%	BB+	135,400	3,452,700
Xcel Energy, Inc., $4.56, Ser G	BB+	53,900	4,460,225

Gas Utilities 0.83%			10,770,884

Southern Union Co., 7.55%, Ser A	BB+	417,800	10,770,884

Investment Banking & Brokerage 2.82%			36,447,719

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	BBB	246,100	11,320,600
Bear Stearns Cos., Inc. (The), 5.72%,
Depositary Shares, Ser F	BBB	3,000	145,950
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB	71,600	3,615,800
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	63,000	3,024,000
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	266,260	13,352,939
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	A-	193,500	4,988,430

John Hancock Tax-Advantaged Dividend Income Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Life & Health Insurance 1.42%					18,413,406

MetLife, Inc., 6.50%, Ser B			BBB	705,000	18,266,550
Prudential Plc, 6.50% (United Kingdom)			A-	5,800	146,856

Multi-Line Insurance 0.42%					5,393,441

Aegon NV, 6.50% (Netherlands)			A-	5,000	126,850
ING Groep NV, 6.20% (Netherlands)			A	109,100	2,728,591
ING Groep NV, 7.05% (Netherlands)			A	100,000	2,538,000

Multi-Utilities 0.76%					9,787,352

BGE Capital Trust II, 6.20%			BBB-	147,100	3,517,161
Public Service Electric & Gas Co., 5.05%,
Ser D			BB+	23,442	2,133,222
Public Service Electric & Gas Co., 5.28%,
Ser E			BB+	22,930	2,131,343
South Carolina Electric & Gas Co., 6.52%			Baa1	20,000	2,005,626

Oil & Gas Exploration & Production 2.81%					36,251,993

Anadarko Petroleum Corp., 5.46%,
Depositary Shares, Ser B			BB	40,000	3,770,000
Apache Corp., 5.68%, Depositary Shares,
Ser B			BBB	50,000	4,982,815
Chesapeake Energy Corp., 6.25%, Conv (G)			B1	7,290	1,839,194
Devon Energy Corp., 6.49%, Ser A			BB+	150,000	15,159,375
Nexen, Inc., 7.35% (Canada)			BB+	408,584	10,500,609

Other Diversified Financial Services 2.61%					33,713,760

ABN AMRO Capital Funding Trust VII, 6.08%			A	950,000	23,294,000
Bank of America Corp., 6.20%, Depositary
Shares, Ser D			A	240,000	6,124,800
Citigroup Capital VIII, 6.95%			A	95,500	2,398,960
JPMorgan Chase Capital X, 7.00%, Ser J			A1	75,000	1,896,000

Regional Banks 0.10%					1,320,375

Suntrust Capital IV, 7.125%			A-	52,500	1,320,375

Reinsurance 0.19%					2,488,640

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	112,000	2,488,640

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Short-term investments 2.21%					$28,600,000

(Cost $28,593,009)

Government U.S. Agency 2.21%					28,600,000

Federal Home Loan Bank,
Disc Note	4.400	10-02-06	AAA	$28,600	28,600,000

Total investments (Cost $1,189,478,664) 100.00%					$1,291,898,426

John Hancock Tax-Advantaged Dividend Income Fund Footnotes to Schedule of Investments September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $1,189,478,664. Gross unrealized appreciation and depreciation of investments aggregated $118,312,916 and $15,893,154, respectively, resulting in net unrealized appreciation of $102,419,762.

Footnotes to Schedule of Investments - Page 1

John Hancock Tax-Advantaged Dividend Income Fund Financial futures contracts September 30, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. Treasury 10-Year Note	300	Short	Nov 06	$344,286

Financial futures contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006